Exploration and Evaluation (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of Exploration And Evaluation

	Asia Pacific US$m	Americas US$m	Africa US$m	Total US$m

Year ended 31 December 2022
Carrying amount at 1 January 2022	546	-	68	614
Acquisitions through business combination 1	-	180	-	180
Additions	19	204	17	240
Disposals	-	(10)	-	(10)
Amortisation of licence acquisition costs	-	(8)	(2)	(10)
Expensed 2	-	(126)	(45)	(171)
Transferred exploration and evaluation	(36)	-	-	(36)

Carrying amount at 31 December 2022	529	240	38	807

Year ended 31 December 2021 3
Carrying amount at 1 January 2021	1,981	-	64	2,045
Additions	494	-	7	501
Amortisation of licence acquisition costs	-	-	(3)	(3)
Expensed 2	(265)	-	-	(265)
Transferred exploration and evaluation	(1,664)	-	-	(1,664)

Carrying amount at 31 December 2021	546	-	68	614

Exploration commitments

Year ended 31 December 2022	1	1	27	29
Year ended 31 December 2021 3	16	1	77	94

1.
Acquisitions through business combination have been recognised on a provisional basis. Adjustments will be made to the provisional amounts if new information is obtained within 12 months from the acquisition date. Refer to Note B.5 for details.

2.
$125 million (2021: $56 million) relates to costs of unsuccessful wells. For the year ended 31 December 2021, $209 million relates to capitalised cost
s written off due to the Group’s decision to withdraw its interests in
Myanmar.

3.	Oceania and Asia have been presented within Asia Pacific for the year ended 31 December 2022. The 2021 amounts have been reclassified to be presented on the same basis.